Inventories, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories, net [Abstract]
Inventories recognized	$ 185,772	$ 168,421
Recognized as marketing expenses	4,686	6,659
Write-down to net realizable value	$ 12,132	$ 6,332